UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT High Yield Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT High Yield Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$37	0.74%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$143,433,171
Total Number of Portfolio Holdings*	469
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT High Yield Fund	PAGE 1	38920-STSIA-0824

Putnam VT High Yield Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT High Yield Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$50	0.99%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$143,433,171
Total Number of Portfolio Holdings*	469
Portfolio Turnover Rate	27%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT High Yield Fund	PAGE 1	38920-STSIB-0824

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT High Yield Fund

Financial Statements and Other Important Information

Semiannual | June 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 6/30/24 (Unaudited)

CORPORATE BONDS AND NOTES (84.0%)*		Principal amount	Value
Advertising and marketing services (1.5%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		$565,000	$567,825
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		60,000	57,299
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		580,000	507,502
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		395,000	379,111
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		380,000	395,469
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		260,000	251,685
			2,158,891
Broadcasting (1.5%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		635,000	649,415
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		400,000	226,750
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		240,000	213,385
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		125,000	111,311
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		350,000	285,717
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		380,000	343,274
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		355,000	346,206
			2,176,058
Building materials (3.1%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		295,000	275,411
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		295,000	263,873
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡		220,000	214,444
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		525,000	514,708
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	110,000	121,894
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$515,000	518,219
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		370,000	327,035
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		495,000	456,832
Owens Corning 144A sr. unsec. notes 3.50%, 2/15/30		325,000	296,120
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	100,734
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$35,000	29,489
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		630,000	569,216
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		665,000	641,653
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡		150,000	150,003
			4,479,631
Capital goods (8.1%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	85,997
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$280,000	236,952
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		295,000	182,995
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		540,000	577,800
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		150,000	138,295
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		160,000	141,955
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		315,000	320,688
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		99,000	99,252
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		175,000	181,341
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		105,000	106,459
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		130,000	133,250
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		260,000	281,004
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		335,000	346,178
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		210,000	227,527
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		477,000	476,855
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		215,000	217,591
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	115,000	122,450
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$275,000	275,716
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		155,000	160,148
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		200,000	202,684
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		240,000	226,503
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		115,000	117,321
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		585,000	522,003

Putnam VT High Yield Fund 1

CORPORATE BONDS AND NOTES (84.0%)* cont.		Principal amount	Value
Capital goods cont.
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		$235,000	$219,168
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		540,000	502,415
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		420,000	419,271
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		235,000	236,326
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		115,000	117,156
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		395,000	411,294
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		135,000	124,232
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		200,000	183,620
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		490,000	479,854
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		505,000	557,074
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		115,000	123,813
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		235,000	222,990
TK Elevator Holdco GmbH sr. unsec. notes Ser. REGS, 6.625%, 7/15/28 (Germany)	EUR	211,500	217,636
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		$470,000	440,244
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		70,000	72,126
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		290,000	296,047
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		355,000	358,550
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		305,000	308,068
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	210,000	216,477
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$220,000	205,452
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		90,000	90,947
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		90,000	90,325
Wrangler Holdco Corp. 144A company guaranty sr. unsec. sub. notes 6.625%, 4/1/32		155,000	154,315
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		255,000	259,144
			11,687,508
Chemicals (4.1%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		415,000	422,924
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		650,000	581,544
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		380,000	329,627
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		245,000	222,031
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		355,000	335,990
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	155,000	154,871
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$220,000	232,754
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		520,000	473,029
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		380,000	346,868
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		420,000	384,405
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		255,000	274,452
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		525,000	487,852
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		415,000	389,709
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		240,000	231,600
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		350,000	315,941
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		355,000	358,994
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		310,000	285,726
			5,828,317
Commercial and consumer services (2.2%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		305,000	281,278
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		480,000	481,249
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 6.625%, 7/15/26		5,000	4,985
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		340,000	297,631
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		580,000	500,340
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		365,000	380,568
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		80,000	81,200
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		213,000	213,986
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		450,000	443,440
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		475,000	459,923
			3,144,600

2 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (84.0%)* cont.		Principal amount	Value
Communication services (4.9%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		$205,000	$155,888
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		205,000	135,113
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	273,955
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		280,000	184,128
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		675,000	614,091
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,010,000	874,781
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		550,000	450,434
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)		315,000	304,023
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		635,000	541,562
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		515,000	391,282
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		380,000	357,423
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		165,000	130,151
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		295,000	303,981
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		450,000	439,339
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		395,000	391,214
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		275,000	103,612
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		295,000	195,069
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		475,000	391,659
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		245,000	207,744
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		240,000	204,600
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		420,000	411,953
			7,062,002
Construction (1.6%)
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		255,000	232,299
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		135,000	135,195
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		320,000	282,857
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		195,000	193,052
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		400,000	427,000
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		230,000	196,612
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		230,000	231,150
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		350,000	370,125
Smyrna Ready Mix Concrete, LLC 144A sr. notes 6.00%, 11/1/28		225,000	219,817
			2,288,107
Consumer staples (4.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		145,000	145,526
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		400,000	352,120
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		500,000	472,500
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		435,000	420,698
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 8.00%, 2/15/31		30,000	29,709
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 5.75%, 7/15/27		105,000	100,855
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		190,000	199,678
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	320,000	335,812
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$330,000	298,112
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		380,000	391,364
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		245,000	248,626
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		310,000	294,632
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		340,000	350,871
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		245,000	253,575
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		515,000	452,251
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		50,000	50,872
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		205,000	207,875
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		500,000	492,175
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		325,000	325,071
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		185,000	163,684
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		275,000	257,323

Putnam VT High Yield Fund 3

CORPORATE BONDS AND NOTES (84.0%)* cont.	Principal amount	Value
Consumer staples cont.
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	$300,000	$300,847
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	120,000	124,535
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	215,000	203,923
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	180,000	171,662
		6,644,296
Energy (9.9%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	96,000	98,720
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	565,000	566,086
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	175,000	174,954
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	50,000	53,611
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	305,000	319,588
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	530,000	567,604
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	455,000	423,387
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	75,000	72,684
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	635,000	647,109
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	940,000	948,832
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32	235,000	241,541
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	155,000	149,780
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	345,000	334,048
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	180,000	182,477
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	400,000	394,164
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	250,000	250,019
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	280,000	284,813
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	890,000	891,735
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	155,000	168,862
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	320,000	316,454
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	199,000	198,999
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	230,000	227,527
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	510,000	477,387
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	555,000	580,075
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	505,000	522,155
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	145,000	144,423
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	90,000	90,030
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	355,000	351,947
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32	85,000	78,194
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	740,000	719,286
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	95,000	96,479
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	158,625	158,426
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	350,000	361,230
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	112,500	118,111
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	375,000	375,703
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	145,000	145,906
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	65,000	65,968
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	130,000	118,396
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	315,000	342,854
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	340,000	372,333
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	480,000	497,871
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	170,000	175,137
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	335,000	346,955
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	50,000	49,059
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	325,000	330,281
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	90,000	90,563
		14,121,763
Entertainment (2.5%)
Churchill Downs, Inc. 144A company guaranty sr. unsec. notes 6.75%, 5/1/31	60,000	60,325
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	315,000	305,944
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	330,000	315,453
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	230,000	226,784
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	160,000	160,916

4 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (84.0%)* cont.		Principal amount	Value
Entertainment cont.
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		$150,000	$157,125
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		215,000	223,331
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	310,000	384,041
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		$205,000	212,260
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		500,000	533,782
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		75,000	75,630
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		210,000	207,665
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		75,000	72,585
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		425,000	432,698
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		165,000	167,681
			3,536,220
Financials (8.9%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		435,000	435,301
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		435,000	439,481
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		560,000	565,726
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 10.50%, 11/1/29		400,000	374,298
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		370,000	408,327
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		795,000	666,466
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		265,000	288,211
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		335,000	322,922
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		140,000	139,592
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		315,000	248,058
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		440,000	465,040
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	162,537
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		205,000	213,713
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		285,000	289,938
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		95,000	102,006
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		515,000	552,981
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		320,000	309,070
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		130,000	134,280
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		340,000	348,545
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		830,000	855,585
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		170,000	177,288
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		290,000	311,417
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R		130,000	120,088
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 7.00%, 7/15/31		255,000	257,231
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R		285,000	269,928
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		70,000	71,982
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		45,000	45,761
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		380,000	382,220
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		475,000	446,460
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		355,000	359,216
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		615,000	617,181
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		185,000	173,503
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		320,000	329,979
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		345,000	336,406
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		715,000	713,499
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		110,000	113,748
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		235,000	235,000
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		255,000	227,438
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		260,000	209,471
			12,719,893
Forest products and packaging (2.5%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		575,000	532,658
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	215,000	212,838
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$250,000	223,192
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		370,000	352,425
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC. Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)		320,000	309,398
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	240,000	154,263

Putnam VT High Yield Fund 5

CORPORATE BONDS AND NOTES (84.0%)* cont.		Principal amount	Value
Forest products and packaging cont.
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$245,000	$222,317
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		465,000	465,299
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		350,000	356,997
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		275,000	242,027
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		170,000	182,867
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		325,000	303,266
			3,557,547
Gaming and lottery (3.3%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		545,000	493,936
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		65,000	65,319
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		520,000	531,274
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		635,000	582,149
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		70,000	72,325
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		540,000	551,505
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		290,000	279,978
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		100,000	85,767
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		360,000	350,934
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		100,000	99,509
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		320,000	285,217
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		305,000	286,985
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		435,000	413,713
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		565,000	583,363
			4,681,974
Health care (7.1%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		33,000	31,732
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		235,000	240,581
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		225,000	187,313
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		280,000	209,541
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		165,000	141,086
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		285,000	269,560
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		160,000	142,400
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		220,000	200,750
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		315,000	327,848
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		380,000	353,859
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		240,000	176,956
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		690,000	568,900
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		125,000	126,645
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		345,000	349,716
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		185,000	191,013
Grifols SA 144A company guaranty sr. unsec. notes 4.75%, 10/15/28 (Spain)		200,000	172,595
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)		440,000	385,145
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		470,000	436,329
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		850,000	777,219
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		395,000	363,759
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		230,000	219,495
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		440,000	405,108
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		460,000	446,968
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		50,000	44,529
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		370,000	362,094
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		230,000	214,191
Tenet Healthcare Corp. company guaranty sr. unsec. notes 6.125%, 10/1/28		45,000	44,775
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		935,000	928,686
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	225,000	232,010
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$525,000	537,445
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		270,000	300,038

6 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (84.0%)* cont.		Principal amount	Value
Health care cont.
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		$200,000	$215,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		580,000	557,942
			10,161,228
Homebuilding (0.8%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		253,800	207,530
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		460,000	479,138
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		140,000	139,385
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		250,000	239,398
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		155,000	153,632
			1,219,083
Lodging/Tourism (2.1%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		105,000	108,842
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		465,000	505,134
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 6.00%, 5/1/29		150,000	148,173
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		395,000	390,230
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		230,000	248,994
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		575,000	550,875
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		450,000	447,138
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		395,000	427,811
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		160,000	160,852
			2,988,049
Metals (3.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		525,000	560,339
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		335,000	345,806
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		160,000	147,893
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		90,000	84,130
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		435,000	429,210
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		256,000	256,570
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		165,000	148,761
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		130,000	118,836
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	149,507
Constellium SE 144A company guaranty sr. unsec. unsub. notes 5.875%, 2/15/26 (France)		$250,000	248,693
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		540,000	533,892
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		375,000	373,165
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		240,000	207,788
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		140,000	129,879
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	100,000	100,589
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		$370,000	337,779
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		175,000	174,248
			4,347,085
Publishing (1.0%)
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		455,000	438,755
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		485,000	471,620
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		620,000	570,709
			1,481,084
Retail (1.2%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		430,000	433,666
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		240,000	218,755
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		710,000	710,000
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		370,000	360,331
			1,722,752
Technology (5.6%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		220,000	208,221
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		495,000	480,150
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		820,000	787,458
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		151,000	123,026
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26		140,000	122,857
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		335,000	302,051

Putnam VT High Yield Fund 7

CORPORATE BONDS AND NOTES (84.0%)* cont.	Principal amount	Value
Technology cont.
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	$315,000	$322,733
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	395,000	354,252
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	150,000	151,500
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	875,000	817,986
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	675,000	623,601
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29	525,000	494,422
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	80,000	73,833
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	380,000	396,625
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	345,000	300,581
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)	80,000	91,251
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	140,000	119,916
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	565,000	516,975
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	390,000	342,999
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	335,000	301,328
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	465,000	470,826
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	770,000	699,172
		8,101,763
Textiles (1.0%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	455,000	476,613
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	485,000	438,319
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	645,000	557,971
		1,472,903
Tire and rubber (0.3%)
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33	480,000	433,882
		433,882
Transportation (1.0%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	325,000	316,182
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	216,667	214,741
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	130,000	121,070
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	720,000	717,064
		1,369,057
Utilities and power (2.2%)
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	310,000	289,322
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	218,000
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	630,000	611,371
NRG Energy, Inc. 144A company guaranty sr. notes 7.00%, 3/15/33	110,000	116,116
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	345,000	377,330
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	160,000	153,142
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	95,000	90,727
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, perpetual maturity	150,000	151,275
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	290,000	287,480
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	135,000	127,558
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	240,000	243,600
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	485,000	505,075
		3,170,996
Total corporate bonds and notes (cost $122,216,493)		$120,554,689

SENIOR LOANS (7.8%)*c	Principal amount	Value
Basic materials (1.5%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.194%, 11/23/27	$329,918	$321,370
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.27%, 4/30/28	154,226	149,283
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.881%, 3/15/30	405,000	368,955
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	486,653	453,804
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.941%, 9/30/28	173,517	173,300
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.829%, 4/3/28	133,988	134,322
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.826%, 4/3/28	285,930	286,359
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.706%, 4/21/29	149,241	145,509
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.594%, 9/22/28	69,643	69,855
		2,102,757

8 Putnam VT High Yield Fund

SENIOR LOANS (7.8%)*c cont.	Principal amount	Value
Capital goods (0.8%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.346%, 10/4/28	$371,203	$368,845
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 8.958%, 10/19/28	212,263	213,159
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.944%, 10/19/28	64,185	64,410
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.094%, 6/15/28	103,109	103,130
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30	434,206	436,151
		1,185,695
Communication services (0.4%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.844%, 9/13/29	224,438	211,182
CMG Media Corp. bank term loan (CME Term SOFR 3 Month + 3.500%), 8.7068%, 12/17/26	554	439
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.708%, 8/2/29	297,628	295,937
		507,558
Consumer cyclicals (1.7%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.458%, 8/21/28	93,433	93,433
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.842%, 6/18/31	65,000	64,919
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.081%, 1/27/29	223,855	223,996
Garda World Security Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.594%, 2/1/29	291,262	292,718
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.179%, 12/17/27	174,551	174,163
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	236,218	235,418
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.846%, 4/15/28	231,848	207,715
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29	357,709	336,096
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.194%, 1/29/28	293,373	292,149
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	200,000	2,000
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.306%, 4/4/29	184,532	184,070
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/7/31	149,625	149,451
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.595%, 10/19/29	323,551	323,975
		2,580,103
Consumer staples (0.6%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.194%, 11/18/29	230,000	224,365
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27	232,863	232,612
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.841%, 12/17/28	244,850	161,398
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.094%, 3/27/28	274,275	275,419
		893,794
Energy (0.3%)
CQP Holdco LP (CME Term SOFR 1 Month + 2.25%), 7.593%, 12/31/30	366,989	366,857
		366,857
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.575%, 6/20/30	200,284	200,634
		200,634
Health care (0.7%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.689%, 5/5/27	348,540	344,532
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.826%, 4/23/31	411,000	410,231
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/23/28	199,384	199,651
		954,414
Technology (1.2%)
Cloud Software Group, Inc. (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29	371,242	370,686
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 5/8/31	110,000	110,000
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.844%, 12/1/27	343,463	344,936
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.843%, 3/2/28	290,000	287,608
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.094%, 10/5/28	284,284	285,071
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.576%, 1/31/31	312,192	313,207
		1,711,508
Transportation (0.5%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28	244,444	252,210
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.775%, 6/4/29	185,000	184,538
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 2/17/31	304,238	304,508
		741,256
Total senior loans (cost $11,509,895)		$11,244,576

Putnam VT High Yield Fund 9

CONVERTIBLE BONDS AND NOTES (2.2%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$274,000	$219,885
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	200,000	221,872
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	375,000	366,375
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	225,000	207,135
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	195,000	215,313
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	155,000	112,220
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	101,000	141,047
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	278,000	280,363
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	260,000	354,770
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	280,000	242,200
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	310,000	368,590
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	303,000	359,209
Total convertible bonds and notes (cost $3,110,816)		$3,088,979

CONVERTIBLE PREFERRED STOCKS (0.7%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	4,647	$304,890
Chart Industries, Inc. $3.375 cv. pfd.	5,389	306,904
NextEra Energy, Inc. $0.00 cv. pfd. †	7,375	362,776
Total convertible preferred stocks (cost $872,183)		$974,570

COMMON STOCKS (0.6%)*	Shares	Value
GFL Environmental, Inc. (Canada)	4,430	$172,460
Permian Resources Corp.	14,815	239,262
Viking Holdings, Ltd. (Bermuda) †	11,800	400,492
Total common stocks (cost $631,286)		$812,214

SHORT-TERM INVESTMENTS (3.7%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.48% L	5,254,680	$5,254,680
Total short-term investments (cost $5,254,680)		$5,254,680

TOTAL INVESTMENTS
Total investments (cost $143,595,353)	$141,929,708

Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate

10 Putnam VT High Yield Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $143,433,171.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $3,296,662) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation
Goldman Sachs International
	Euro	Sell	9/18/24	$94,165	$95,826	$1,661
JPMorgan Chase Bank N.A.
	Euro	Sell	9/18/24	138,990	141,432	2,442
Morgan Stanley & Co. International PLC
	British Pound	Sell	9/18/24	126,735	127,948	1,213
	Euro	Sell	9/18/24	1,062,690	1,078,678	15,988
State Street Bank and Trust Co.
	British Pound	Sell	9/18/24	265,613	268,227	2,614
	Euro	Sell	9/18/24	1,560,497	1,584,551	24,054
Unrealized appreciation						47,972
Unrealized (depreciation)						—
Total						$47,972
* The exchange currency for all contracts listed is the United States Dollar.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized depreciation
CDX NA HY Series 42 Index	B+/P	$(188,647)	$2,762,000	$173,316	6/20/29	500 bp — Quarterly	$(11,111)
Total	$(188,647)		$(11,111)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT High Yield Fund 11

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$172,460	$—	$—
Consumer cyclicals	400,492	—	—
Energy	239,262	—	—
Total common stocks	812,214	—	—
Convertible bonds and notes	—	3,088,979	—
Convertible preferred stocks	—	974,570	—
Corporate bonds and notes	—	120,554,689	—
Senior loans	—	11,244,576	—
Short-term investments	—	5,254,680	—
Totals by level	$812,214	$141,117,494	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$47,972	$—
Credit default contracts	—	177,536	—
Totals by level	$—	$225,508	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

12 Putnam VT High Yield Fund

Financial Statements

Statement of assets and liabilities

6/30/24 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $138,340,673)	$136,675,028
Affiliated issuers (identified cost $5,254,680) (Note 5)	5,254,680
Cash	75,906
Dividends, interest and other receivables	2,402,949
Receivable for shares of the fund sold	40,183
Receivable for investments sold	289,829
Unrealized appreciation on forward currency contracts (Note 1)	47,972
Deposits with broker (Note 1)	224,048
Total assets	145,010,595

Liabilities
Payable for investments purchased	1,133,173
Payable for shares of the fund repurchased	88,317
Payable for compensation of Manager (Note 2)	131,678
Payable for custodian fees (Note 2)	8,223
Payable for investor servicing fees (Note 2)	25,228
Payable for Trustee compensation and expenses (Note 2)	110,205
Payable for administrative services (Note 2)	339
Payable for distribution fees (Note 2)	18,632
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,689
Payable to broker (Note 1)	118
Other accrued expenses	59,822
Total liabilities	1,577,424
Net assets	$143,433,171

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$166,901,811
Total distributable earnings (Note 1)	(23,468,640)
Total — Representing net assets applicable to capital shares outstanding	$143,433,171

Computation of net asset value Class IA
Net assets	$98,762,521
Number of shares outstanding	18,161,195
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.44

Computation of net asset value Class IB
Net assets	$44,670,650
Number of shares outstanding	8,307,369
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.38

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund  13

Statement of operations

Six months ended 6/30/24 (Unaudited)

Investment income
Interest (including interest income of $226,019 from investments in affiliated issuers) (Note 5)	$5,124,738
Dividends (net of foreign tax of $18)	24,160
Total investment income	5,148,898

Expenses
Compensation of Manager (Note 2)	399,326
Investor servicing fees (Note 2)	50,918
Custodian fees (Note 2)	14,326
Trustee compensation and expenses (Note 2)	3,995
Distribution fees (Note 2)	57,894
Administrative services (Note 2)	997
Auditing and tax fees	41,646
Other	22,254
Total expenses	591,356
Expense reduction (Note 2)	(1,729)
Net expenses	589,627
Net investment income	4,559,271

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,929,472)
Foreign currency transactions (Note 1)	(101)
Forward currency contracts (Note 1)	9,043
Swap contracts (Note 1)	257,646
Total net realized loss	(1,662,884)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	1,285,882
Assets and liabilities in foreign currencies	(1,483)
Forward currency contracts	98,163
Swap contracts	(172,289)
Total change in net unrealized appreciation	1,210,273
Net loss on investments	(452,611)
Net increase in net assets resulting from operations	$4,106,660

The accompanying notes are an integral part of these financial statements.

14  Putnam VT High Yield Fund

Statement of changes in net assets

	Six months ended 6/30/24*	Year ended 12/31/23
Increase (decrease) in net assets
Operations:
Net investment income	$4,559,271	$8,510,893
Net realized loss on investments and foreign currency transactions	(1,662,884)	(6,189,742)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,210,273	13,795,727
Net increase in net assets resulting from operations	4,106,660	16,116,878
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(5,880,235)	(5,311,398)
Class IB	(2,839,660)	(2,098,210)
Increase from capital share transactions (Note 4)	502,740	6,954,748
Total increase (decrease) in net assets	(4,110,495)	15,662,018
Net assets:
Beginning of period	147,543,666	131,881,648
End of period	$143,433,171	$147,543,666
* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund  15

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/24†	$5.61	.17	—[g]	.17	(.34)	—	(.34)	$5.44	3.07*	$98,763	.37*	3.17*	27*
12/31/23	5.29	.33	.29	.62	(.30)	—	(.30)	5.61	12.29	99,901.75		6.18	45
12/31/22	6.30	.29	(.98)	(.69)	(.31)	(.01)	(.32)	5.29	(11.37)	94,436	.75[f]	5.24	28
12/31/21	6.30	.28	.03	.31	(.31)	—	(.31)	6.30	5.20	119,199.70		4.56	44
12/31/20	6.39	.30	(.03)[e]	.27	(.36)	—	(.36)	6.30	5.50	125,959.72		4.98	48
12/31/19	5.94	.33	.51	.84	(.39)	—	(.39)	6.39	14.55	131,799.73		5.29	37
Class IB
6/30/24†	$5.55	.17	(.01)	.16	(.33)	—	(.33)	$5.38	2.89*	$44,671	.49*	3.05*	27*
12/31/23	5.23	.31	.30	.61	(.29)	—	(.29)	5.55	12.13	47,643	1.00	5.93	45
12/31/22	6.23	.27	(.97)	(.70)	(.29)	(.01)	(.30)	5.23	(11.60)	37,446	1.00[f]	4.98	28
12/31/21	6.23	.27	.03	.30	(.30)	—	(.30)	6.23	4.97	49,084.95		4.32	44
12/31/20	6.32	.28	(.03)[e]	.25	(.34)	—	(.34)	6.23	5.21	53,426.97		4.71	48
12/31/19	5.87	.31	.51	.82	(.37)	—	(.37)	6.32	14.40	54,261.98		5.04	37

* Not annualized.

† Unaudited.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  The charges and expenses at the insurance company separate account level are not reflected.

c  Total return assumes dividend reinvestment.

d  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e  The Net realized and unrealized gain (loss) on investments shown for the period noted may not correspond with the amounts shown on the Statement of changes in net assets as a result of timing of share activity.

f  Includes one-time proxy cost of 0.01%.

g  Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

16  Putnam VT High Yield Fund

Notes to financial statements  6/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT High Yield Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that are obligations of U.S. companies, are below-investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in securities rated below investment-grade. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in other debt instruments, including loans. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management may also use derivatives, such as futures, options, certain foreign currency transactions and credit default swap contracts for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These

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valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $224,048 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party.

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Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$1,131,729	$23,165,051	$24,296,780

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $143,927,049, resulting in gross unrealized appreciation and depreciation of $2,211,804 and $3,983,637, respectively, or net unrealized depreciation of $1,771,833.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 32.2% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion and
0.485%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.275% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

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Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$34,620
Class IB	16,298
Total	$50,918

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,729 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $114, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$40,533,122	$36,451,433
U.S. government securities (Long-term)	—	—
Total	$40,533,122	$36,451,433

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/24		Year ended 12/31/23		Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	623,282	$3,397,993	1,253,002	$6,688,795	1,159,950	$6,360,549	6,271,005	$32,957,979
Shares issued in connection with reinvestment of distributions	1,095,016	5,880,235	1,035,360	5,311,398	534,776	2,839,660	413,033	2,098,210
	1,718,298	9,278,228	2,288,362	12,000,193	1,694,726	9,200,209	6,684,038	35,056,189
Shares repurchased	(1,350,955)	(7,397,686)	(2,348,572)	(12,479,399)	(1,970,843)	(10,578,011)	(5,259,473)	(27,622,235)
Net increase (decrease)	367,343	$1,880,542	(60,210)	$(479,206)	(276,117)	$(1,377,802)	1,424,565	$7,433,954

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$9,365,201	$24,000,395	$28,110,916	$226,019	$5,254,680
Total Short-term investments	$9,365,201	$24,000,395	$28,110,916	$226,019	$5,254,680
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

20 Putnam VT High Yield Fund

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$3,400,000
Centrally cleared credit default contracts (notional)	$2,700,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$177,536 *	Payables, Net assets — Unrealized depreciation	$—
Foreign exchange contracts	Investments, Receivables	47,972	Payables	—
Total		$225,508		$—
* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Swaps	Total
Credit contracts	$—	$257,646	$257,646
Foreign exchange contracts	9,043	—	$9,043
Total	$9,043	$257,646	$266,689
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Swaps	Total
Credit contracts	$—	$(172,289)	$(172,289)
Foreign exchange contracts	98,163	—	$98,163
Total	$98,163	$(172,289)	$(74,126)

Putnam VT High Yield Fund 21

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Capital, Inc. (clearing broker)	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	Total
Assets:
Centrally cleared credit default contracts§	$—	$—	$—	$—	$—	$—
Forward currency contracts#	—	1,661	2,442	17,201	26,668	47,972
Total Assets	$—	$1,661	$2,442	$17,201	$26,668	$47,972
Liabilities:
Centrally cleared credit default contracts§	1,689	—	—	—	—	1,689
Forward currency contracts#	—	—	—	—	—	—
Total Liabilities	$1,689	$—	$—	$—	$—	$1,689
Total Financial and Derivative Net Assets	$(1,689)	$1,661	$2,442	$17,201	$26,668	$46,283
Total collateral received (pledged)†##	$—	$—	$—	$—	$—
Net amount	$(1,689)	$1,661	$2,442	$17,201	$26,668
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $224,048.

22 Putnam VT High Yield Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Putnam VT High Yield Fund 23

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management

24 Putnam VT High Yield Fund

Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least April 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an

Putnam VT High Yield Fund 25

appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on

26 Putnam VT High Yield Fund

their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) – High Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period
Three-year period
Five-year period
2nd
3rd
3rd

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 101, 99 and 99 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which is expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services

.

Putnam VT High Yield Fund 27

© 2024 Franklin Templeton. All rights reserved.	38920-SFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: August 29, 2024